Summary of Significant Accounting Policies (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Net loss from continuing applicable to common shareholders	$ (19,227,703)	$ (5,135,731)
Net loss from discontinued applicable to common shareholders	$ (9,446,853)	$ 0
Weighted average number of common shares outstanding	55,615,276	41,064,985
Net loss per share from continuing operations (basic diluted)	$ (0.35)	$ (0.13)
Net income per share from discontinued operations (basic diluted)	$ (0.17)	$ 0.00